Operations and Summary of Significant Accounting Policies - Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operations and Summary of Significant Accounting Policies [Abstract]
Inventory Write-down	$ 106.8	$ 86.2
Inventory, Net [Abstract]
Finished goods	500.0	422.6
Repair and replacement parts	450.7	432.4
Work in process	127.6	90.2
Raw materials	481.3	288.3
Inventories, net	$ 1,559.6	$ 1,233.5